Offerings	Jul. 09, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,703,846
Proposed Maximum Offering Price per Unit	4.4075
Maximum Aggregate Offering Price	$ 16,324,701.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,254.44
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered, issued or become issuable in connection with any stock split, stock dividend or similar transaction or pursuant to anti-dilution provisions of any of the securities. (b) Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $4.4075, the average of the high and low reported sales prices of GridAI Technologies Corp.'s (the "Company") common stock, par value $0.0001 per share ("Common Stock"), on the Nasdaq Capital Market on July 7, 2026. (c) Consists of 3,703,846 shares of Common Stock, comprised of (i) 108,932 shares of Common Stock, (ii) 1,742,991 shares of Common Stock issuable upon exercise of pre-funded warrants and (iii) 1,851,923 shares of Common Stock issuable upon exercise of common warrants, issued by us in a private placement to the selling stockholders that are party to the Securities Purchase Agreement, dated July 1, 2026.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	6,204,920
Proposed Maximum Offering Price per Unit	4.85
Maximum Aggregate Offering Price	$ 30,093,862.00
Amount of Registration Fee	$ 4,155.96
Offering Note	(a) Estimated solely for the purpose of calculation of the registration fee pursuant to Rule 457(c) under the Securities Act based on a per share price of $4.85, the average of the high and low reported sales prices of the Company's Common Stock, par value $0.0001 per share, on the Nasdaq Capital Market on May 26, 2026. Previously paid with the Registration Statement on Form S-1 filed May 27, 2026. (b) Consists of 6,204,920 shares of Common Stock, comprised of (i) 161,260 shares of Common Stock, (i) 2,941,200 shares of Common Stock issuable upon exercise of pre-funded warrants and (ii) 3,102,460 shares of Common Stock issuable upon exercise of common warrants, issued by us in a private placement to the selling stockholders that are party to the Securities Purchase Agreements, dated May 8, 2026, May 11, 2026, and May 12, 2026.